Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Schedule Of Components Of Income Taxes

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Income taxes (tax benefit):
Current taxes:
In Israel	4,896	2,003	3,191
Outside Israel	6,013	6,530	5,396
	10,909	8,533	8,587
Deferred taxes:
In Israel	(249)	1,425	(1,877)
Outside Israel	1,204	(3,564)	804
	955	(2,139)	(1,073)
Taxes in respect of prior years:
In Israel	(126)	(739)	(1,228)
Outside Israel	(48)	-	-
	(174)	(739)	(1,228)
	11,690	5,655	6,286

Schedule Of Income Tax Reconciliation

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Pretax income	37,689	27,864	16,062
Statutory tax rate	25%	24%	25%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	(1,292)	(409)
Taxes in respect of withholding at the source from royalties and dividends	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(233)	(801)	-
Others	(1,173)	(597)	46
	11,690	5,655	6,286

Summary Of Deferred Taxes

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Deferred taxes included in other current assets:
Provision for employee related obligations	115	97
Provision for legal obligation	2,382	2,675
	2,497	2,772

Schedule Of Deferred Taxes Balance Sheet Location

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Long-term deferred income taxes:
Provision for employee related obligations	534	450
Carry forward tax losses	3,188	3,892
Temporary differences, net	2,201	2,523
	5,923	6,865
Valuation allowance	(2,392)	(2,089)
	3,531	4,776

Schedule Of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2012	2011

Deferred income taxes included in long-term investments and other assets	4,174	5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
	3,531	4,776

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

The Company and its Israeli subsidiaries	20,060	19,680	(2,664)
Non-Israeli subsidiaries	17,629	8,184	18,726
	37,689	27,864	16,062

Changes In Unrecognized Tax Benefits

US dollars
(in thousands)
Balance at January 1, 2010	4,619
Translation differences	(276)
Decrease related to settlements (*)	(4,343)
Balance at January 1, 2011	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439